Borrowings - Principal Payments (Table) (Details) $ in Thousands	Jun. 30, 2015 USD ($)
BORROWINGS [Abstract]
June 30, 2016	$ 8,880
June 30, 2017	21,126
June 30, 2018	24,561
June 30, 2019	417,055
June 30, 2020	53,923
June 30, 2021 and thereafter	$ 1,088,014